Distribution Date:	08/17/26	BANK 2020-BNK29
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	9		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	10		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18-19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541TAY5	0.549000%	26,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541TAZ2	1.805000%	29,800,000.00	25,499,898.80	485,610.61	38,356.10	0.00	0.00	523,966.71	25,014,288.19	32.39%	30.00%
A-3	06541TBA6	1.742000%	188,000,000.00	158,021,085.72	0.00	229,393.94	0.00	0.00	229,393.94	158,021,085.72	32.39%	30.00%
A-4	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00	32.39%	30.00%
A-S	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00	26.19%	24.25%
B	06541TBT5	2.416000%	41,380,000.00	41,380,000.00	0.00	83,311.73	0.00	0.00	83,311.73	41,380,000.00	20.79%	19.25%
C	06541TBU2	3.137120%	43,450,000.00	43,450,000.00	0.00	113,589.89	0.00	0.00	113,589.89	43,450,000.00	15.12%	14.00%
D	06541TAJ8	2.500000%	25,862,000.00	25,862,000.00	0.00	53,879.17	0.00	0.00	53,879.17	25,862,000.00	11.74%	10.88%
E	06541TAL3	2.500000%	21,725,000.00	21,725,000.00	0.00	45,260.42	0.00	0.00	45,260.42	21,725,000.00	8.91%	8.25%
F	06541TAN9	2.000000%	13,448,000.00	13,448,000.00	0.00	22,413.33	0.00	0.00	22,413.33	13,448,000.00	7.15%	6.63%
G	06541TAQ2	2.000000%	11,380,000.00	11,380,000.00	0.00	18,966.67	0.00	0.00	18,966.67	11,380,000.00	5.67%	5.25%
H	06541TAS8	2.000000%	10,345,000.00	10,345,000.00	0.00	17,241.67	0.00	0.00	17,241.67	10,345,000.00	4.32%	4.00%
J	06541TCB3	2.000000%	8,276,000.00	8,276,000.00	0.00	13,793.33	0.00	0.00	13,793.33	8,276,000.00	3.24%	3.00%
K	06541TCD9	2.000000%	10,345,000.00	10,345,000.00	0.00	17,241.67	0.00	0.00	17,241.67	10,345,000.00	1.89%	1.75%
L*	06541TCF4	2.000000%	14,483,773.00	14,483,773.00	0.00	14,605.32	0.00	0.00	14,605.32	14,483,773.00	0.00%	0.00%
V	06541TAV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541TAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2Q4108	3.307120%	43,558,145.96	40,364,513.55	25,558.45	110,740.11	0.00	0.00	136,298.56	40,338,955.10	0.00%	0.00%
Regular SubTotal			871,162,918.96	807,290,271.07	511,169.06	1,424,212.58	0.00	0.00	1,935,381.64	806,779,102.01

X-A	06541TBL2	1.397254%	579,323,000.00	518,643,984.52	0.00	603,897.75	0.00	0.00	603,897.75	518,158,373.92
X-B	06541TBM0	0.727811%	132,417,000.00	132,417,000.00	0.00	80,312.11	0.00	0.00	80,312.11	132,417,000.00
X-D	06541TAA7	0.807120%	47,587,000.00	47,587,000.00	0.00	32,007.02	0.00	0.00	32,007.02	47,587,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-F	06541TAC3	1.307120%	13,448,000.00	13,448,000.00	0.00	14,648.46	0.00	0.00	14,648.46	13,448,000.00
X-G	06541TAE9	1.307120%	11,380,000.00	11,380,000.00	0.00	12,395.86	0.00	0.00	12,395.86	11,380,000.00
X-H	06541TAG4	1.307120%	10,345,000.00	10,345,000.00	0.00	11,268.47	0.00	0.00	11,268.47	10,345,000.00
X-J	06541TBV0	1.307120%	8,276,000.00	8,276,000.00	0.00	9,014.77	0.00	0.00	9,014.77	8,276,000.00
X-K	06541TBX6	1.307120%	10,345,000.00	10,345,000.00	0.00	11,268.47	0.00	0.00	11,268.47	10,345,000.00
X-L	06541TBZ1	1.307120%	14,483,773.00	14,483,773.00	0.00	15,776.69	0.00	0.00	15,776.69	14,483,773.00
Notional SubTotal			827,604,773.00	766,925,757.52	0.00	790,589.60	0.00	0.00	790,589.60	766,440,146.92

Deal Distribution Total					511,169.06	2,214,802.18	0.00	0.00	2,725,971.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541TAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541TAZ2	855.70130201	16.29565805	1.28711745	0.00000000	0.00000000	0.00000000	0.00000000	17.58277550	839.40564396
A-3	06541TBA6	840.53769000	0.00000000	1.22018053	0.00000000	0.00000000	0.00000000	0.00000000	1.22018053	840.53769000
A-4	06541TBF5	1,000.00000000	0.00000000	1.66416668	0.00000000	0.00000000	0.00000000	0.00000000	1.66416668	1,000.00000000
A-S	06541TBN8	1,000.00000000	0.00000000	1.84333326	0.00000000	0.00000000	0.00000000	0.00000000	1.84333326	1,000.00000000
B	06541TBT5	1,000.00000000	0.00000000	2.01333325	0.00000000	0.00000000	0.00000000	0.00000000	2.01333325	1,000.00000000
C	06541TBU2	1,000.00000000	0.00000000	2.61426674	0.00000000	0.00000000	0.00000000	0.00000000	2.61426674	1,000.00000000
D	06541TAJ8	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	06541TAL3	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06541TAN9	1,000.00000000	0.00000000	1.66666642	0.00000000	0.00000000	0.00000000	0.00000000	1.66666642	1,000.00000000
G	06541TAQ2	1,000.00000000	0.00000000	1.66666696	0.00000000	0.00000000	0.00000000	0.00000000	1.66666696	1,000.00000000
H	06541TAS8	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000
J	06541TCB3	1,000.00000000	0.00000000	1.66666626	0.00000000	0.00000000	0.00000000	0.00000000	1.66666626	1,000.00000000
K	06541TCD9	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000
L	06541TCF4	1,000.00000000	0.00000000	1.00839194	0.65827461	16.28160701	0.00000000	0.00000000	1.00839194	1,000.00000000
V	06541TAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541TAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2Q4108	926.68116745	0.58676625	2.54235132	0.01152046	0.28934565	0.00000000	0.00000000	3.12911757	926.09440120

Notional Certificates
X-A	06541TBL2	895.25874947	0.00000000	1.04241977	0.00000000	0.00000000	0.00000000	0.00000000	1.04241977	894.42051139
X-B	06541TBM0	1,000.00000000	0.00000000	0.60650906	0.00000000	0.00000000	0.00000000	0.00000000	0.60650906	1,000.00000000
X-D	06541TAA7	1,000.00000000	0.00000000	0.67260008	0.00000000	0.00000000	0.00000000	0.00000000	0.67260008	1,000.00000000
X-F	06541TAC3	1,000.00000000	0.00000000	1.08926681	0.00000000	0.00000000	0.00000000	0.00000000	1.08926681	1,000.00000000
X-G	06541TAE9	1,000.00000000	0.00000000	1.08926714	0.00000000	0.00000000	0.00000000	0.00000000	1.08926714	1,000.00000000
X-H	06541TAG4	1,000.00000000	0.00000000	1.08926728	0.00000000	0.00000000	0.00000000	0.00000000	1.08926728	1,000.00000000
X-J	06541TBV0	1,000.00000000	0.00000000	1.08926655	0.00000000	0.00000000	0.00000000	0.00000000	1.08926655	1,000.00000000
X-K	06541TBX6	1,000.00000000	0.00000000	1.08926728	0.00000000	0.00000000	0.00000000	0.00000000	1.08926728	1,000.00000000
X-L	06541TBZ1	1,000.00000000	0.00000000	1.08926659	0.00000000	0.00000000	0.00000000	0.00000000	1.08926659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	38,356.10	0.00	38,356.10	0.00	0.00	0.00	38,356.10	0.00
X-A	07/01/26 - 07/30/26	30	0.00	603,897.75	0.00	603,897.75	0.00	0.00	0.00	603,897.75	0.00
X-B	07/01/26 - 07/30/26	30	0.00	80,312.11	0.00	80,312.11	0.00	0.00	0.00	80,312.11	0.00
X-D	07/01/26 - 07/30/26	30	0.00	32,007.02	0.00	32,007.02	0.00	0.00	0.00	32,007.02	0.00
X-F	07/01/26 - 07/30/26	30	0.00	14,648.46	0.00	14,648.46	0.00	0.00	0.00	14,648.46	0.00
X-G	07/01/26 - 07/30/26	30	0.00	12,395.86	0.00	12,395.86	0.00	0.00	0.00	12,395.86	0.00
X-H	07/01/26 - 07/30/26	30	0.00	11,268.47	0.00	11,268.47	0.00	0.00	0.00	11,268.47	0.00
X-J	07/01/26 - 07/30/26	30	0.00	9,014.77	0.00	9,014.77	0.00	0.00	0.00	9,014.77	0.00
X-K	07/01/26 - 07/30/26	30	0.00	11,268.47	0.00	11,268.47	0.00	0.00	0.00	11,268.47	0.00
X-L	07/01/26 - 07/30/26	30	0.00	15,776.69	0.00	15,776.69	0.00	0.00	0.00	15,776.69	0.00
A-3	07/01/26 - 07/30/26	30	0.00	229,393.94	0.00	229,393.94	0.00	0.00	0.00	229,393.94	0.00
A-4	07/01/26 - 07/30/26	30	0.00	557,700.53	0.00	557,700.53	0.00	0.00	0.00	557,700.53	0.00
A-S	07/01/26 - 07/30/26	30	0.00	87,718.70	0.00	87,718.70	0.00	0.00	0.00	87,718.70	0.00
B	07/01/26 - 07/30/26	30	0.00	83,311.73	0.00	83,311.73	0.00	0.00	0.00	83,311.73	0.00
C	07/01/26 - 07/30/26	30	0.00	113,589.89	0.00	113,589.89	0.00	0.00	0.00	113,589.89	0.00
D	07/01/26 - 07/30/26	30	0.00	53,879.17	0.00	53,879.17	0.00	0.00	0.00	53,879.17	0.00
E	07/01/26 - 07/30/26	30	0.00	45,260.42	0.00	45,260.42	0.00	0.00	0.00	45,260.42	0.00
F	07/01/26 - 07/30/26	30	0.00	22,413.33	0.00	22,413.33	0.00	0.00	0.00	22,413.33	0.00
G	07/01/26 - 07/30/26	30	0.00	18,966.67	0.00	18,966.67	0.00	0.00	0.00	18,966.67	0.00
H	07/01/26 - 07/30/26	30	0.00	17,241.67	0.00	17,241.67	0.00	0.00	0.00	17,241.67	0.00
J	07/01/26 - 07/30/26	30	0.00	13,793.33	0.00	13,793.33	0.00	0.00	0.00	13,793.33	0.00
K	07/01/26 - 07/30/26	30	0.00	17,241.67	0.00	17,241.67	0.00	0.00	0.00	17,241.67	0.00
L	07/01/26 - 07/30/26	30	225,908.28	24,139.62	0.00	24,139.62	9,534.30	0.00	0.00	14,605.32	235,819.10
RR Interest	07/01/26 - 07/30/26	30	12,068.30	111,241.91	0.00	111,241.91	501.81	0.00	0.00	110,740.11	12,603.36
Totals			237,976.58	2,224,838.28	0.00	2,224,838.28	10,036.11	0.00	0.00	2,214,802.18	248,422.46

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	06541TBA6	1.742000%	188,000,000.00	158,021,085.72	0.00	229,393.94	0.00	0.00	229,393.94	158,021,085.72
A-3-1	06541TBB4	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541TBC2	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06541TBD0	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06541TBE8	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00
A-4-1	06541TBF5	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541TBH1	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541TBJ7	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541TBK4	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00
A-S-1	06541TBP3	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541TBQ1	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541TBR9	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541TBS7	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,853,550,000.00	540,731,085.72	0.00	874,813.17	0.00	0.00	874,813.17	540,731,085.72

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (Exch)	06541TBA6	840.53769000	0.00000000	1.22018053	0.00000000	0.00000000	0.00000000	0.00000000	1.22018053	840.53769000
A-3-1	06541TBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06541TBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4 (Exch)	06541TBF5	1,000.00000000	0.00000000	1.66416668	0.00000000	0.00000000	0.00000000	0.00000000	1.66416668	1,000.00000000
A-4-1	06541TBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541TBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (Exch)	06541TBN8	1,000.00000000	0.00000000	1.84333326	0.00000000	0.00000000	0.00000000	0.00000000	1.84333326	1,000.00000000
A-S-1	06541TBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541TBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06541TBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06541TBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	06541TBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541TBK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541TBR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541TBS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,725,971.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,236,672.64	Master Servicing Fee	4,062.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,855.27
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.58
ARD Interest	0.00	Operating Advisor Fee	1,077.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,236,672.64	Total Fees	11,834.35

Principal		Expenses/Reimbursements
Scheduled Principal	511,169.06	Reimbursement for Interest on Advances	36.11
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	511,169.06	Total Expenses/Reimbursements	10,036.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,214,802.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	511,169.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,725,971.24
Total Funds Collected	2,747,841.70	Total Funds Distributed	2,747,841.70

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	807,290,271.13	807,290,271.13	Beginning Certificate Balance	807,290,271.07
(-) Scheduled Principal Collections	511,169.06	511,169.06	(-) Principal Distributions	511,169.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	806,779,102.07	806,779,102.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	807,301,663.94	807,301,663.94	Ending Certificate Balance	806,779,102.01
Ending Actual Collateral Balance	806,789,988.57	806,789,988.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP
$10,000,000 or less	17	99,895,963.67	12.38%	50	3.5907	2.946295	1.60 or less	6	94,163,189.48	11.67%	50	3.2327	1.398602
$10,000,001 to $20,000,000	8	102,334,161.53	12.68%	49	3.6793	2.480762	1.61 to 1.80	1	14,525,516.02	1.80%	49	3.9140	1.676600
$20,000,001 to $30,000,000	2	47,033,587.09	5.83%	47	2.8075	2.087040	1.81 to 2.00	2	10,618,594.44	1.32%	50	3.6196	1.975005
$30,000,001 to $40,000,000	4	134,379,138.20	16.66%	51	3.3029	2.210624	2.01 to 2.20	3	49,304,058.23	6.11%	50	3.5653	2.106206
$40,000,001 to $50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.40	2	16,100,867.31	2.00%	51	3.6137	2.316071
$50,000,001 to $60,000,000	1	54,200,000.00	6.72%	51	3.4512	2.626300	2.41 or greater	22	570,130,625.01	70.67%	50	3.1227	3.337478
$60,000,001 or greater	4	317,000,000.00	39.29%	51	2.8891	3.581066	Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167
Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP	Virginia	2	9,875,164.40	1.22%	51	3.5160	2.607801
Alabama	3	3,526,141.00	0.44%	51	3.4512	2.626300	Washington	1	5,265,000.00	0.65%	50	3.6100	1.974400
Arizona	1	12,220,000.00	1.51%	43	3.2500	3.779400	Wisconsin	1	1,211,895.66	0.15%	50	4.0250	2.462500
California	5	126,888,645.51	15.73%	50	3.0084	3.894749	Totals	87	806,779,102.07	100.00%	50	3.2175	2.908167
Colorado	2	11,516,347.74	1.43%	51	4.0324	2.373765
									Property Type³
Connecticut	1	4,310,000.00	0.53%	51	3.6700	2.862500
Florida	1	3,550,000.00	0.44%	50	4.2200	2.070300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	8,822,754.38	1.09%	51	3.5203	2.606574		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	4	41,971,649.97	5.20%	51	3.0330	1.777269	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP
Indiana	1	245,353.11	0.03%	50	4.0250	2.462500	Industrial	1	34,190,000.00	4.24%	52	3.5630	2.558000
Kansas	1	511,078.45	0.06%	50	4.0250	2.462500	Lodging	2	19,625,116.81	2.43%	43	3.6735	2.039640
Kentucky	7	4,983,169.22	0.62%	50	4.0650	1.522500	Mixed Use	4	62,035,020.50	7.69%	48	3.4361	2.661416
Louisiana	5	15,163,368.15	1.88%	51	3.4894	3.329260	Mobile Home Park	2	9,607,194.55	1.19%	51	3.9814	1.699226
Massachusetts	1	4,872,587.00	0.60%	51	3.4512	2.626300	Multi-Family	4	36,733,587.09	4.55%	51	2.9909	1.758850
Michigan	2	6,555,363.00	0.81%	51	3.4512	2.626300	Office	8	409,158,365.21	50.72%	51	2.9776	3.244141
Missouri	2	317,844.56	0.04%	50	4.0250	2.462500	Retail	57	153,818,566.34	19.07%	50	3.4946	2.628190
New York	9	325,133,587.09	40.30%	51	2.9907	3.020234	Self Storage	4	29,675,000.00	3.68%	51	3.4692	3.882289
North Carolina	2	66,186,058.23	8.20%	50	3.3575	2.356035	Totals	87	806,779,102.07	100.00%	50	3.2175	2.908167
Ohio	5	13,902,531.78	1.72%	46	3.8347	1.860401
Oklahoma	2	990,334.37	0.12%	50	4.0250	2.462500
Pennsylvania	4	5,880,404.00	0.73%	51	3.4512	2.626300
South Carolina	1	34,190,000.00	4.24%	52	3.5630	2.558000
Tennessee	2	1,380,513.66	0.17%	50	4.0650	1.522500
Texas	10	35,623,059.22	4.42%	50	3.6669	2.531905
Utah	2	9,750,000.00	1.21%	50	3.9995	3.571488

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP
	3.249% or less	13	442,586,667.06	54.86%	51	2.9004	3.309662	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.490%	5	136,006,058.23	16.86%	50	3.3867	2.667752	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.990%	13	142,645,094.58	17.68%	50	3.7177	2.269641	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% or greater	5	33,605,030.62	4.17%	50	4.1476	2.069927	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167	49 months or greater	36	754,842,850.49	93.56%	50	3.1980	2.942276
								Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP
	119 months or less	36	754,842,850.49	93.56%	50	3.1980	2.942276	Interest Only	25	598,042,000.00	74.13%	51	3.1661	3.252314
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	1	34,003,079.97	4.21%	51	2.9350	1.578300
	Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167	271 months or greater	10	122,797,770.52	15.22%	49	3.4264	1.810036
								Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	51,936,251.58	6.44%	51	3.5006	NAP			No outstanding loans in this group
Underwriter's Information		1	10,000,000.00	1.24%	50	3.2010	2.740000
	12 months or less	33	734,224,256.05	91.01%	50	3.1919	2.959020
	13 months to 24 months	1	5,265,000.00	0.65%	50	3.6100	1.974400
	25 months or greater	1	5,353,594.44	0.66%	50	3.6290	1.975600
	Totals	41	806,779,102.07	100.00%	50	3.2175	2.908167
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	2062975	OF	New York	NY	Actual/360	2.829%	211,939.25	0.00	0.00	N/A	12/01/30	--	87,000,000.00	87,000,000.00	08/01/26
2	310956320	OF	San Jose	CA	Actual/360	2.868%	209,885.07	0.00	0.00	11/06/30	11/06/32	--	85,000,000.00	85,000,000.00	08/06/26
3	310955626	OF	New York	NY	Actual/360	3.201%	192,949.17	0.00	0.00	N/A	10/11/30	--	70,000,000.00	70,000,000.00	08/11/26
3A	310956410				Actual/360	3.201%	27,564.17	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	08/11/26
4	300802130	OF	New York	NY	Actual/360	2.692%	173,864.79	0.00	0.00	N/A	12/06/30	--	75,000,000.00	75,000,000.00	08/06/26
5	2062803	RT	Various	Various	Actual/360	3.451%	161,075.17	0.00	0.00	N/A	11/01/30	--	54,200,000.00	54,200,000.00	08/01/26
6	300802123	OF	Chicago	IL	Actual/360	2.935%	86,566.75	248,751.72	0.00	N/A	11/01/30	--	34,251,831.69	34,003,079.97	08/01/26
7	310955584	RT	Charlotte	NC	Actual/360	3.358%	98,390.54	72,143.70	0.00	N/A	10/11/30	--	34,026,201.93	33,954,058.23	08/11/26
7A	324131584				Actual/360	3.358%	3,420.22	2,507.83	0.00	N/A	10/11/30	--	1,182,807.58	1,180,299.75	08/11/26
8	310956129	IN	Summerville	SC	Actual/360	3.563%	104,899.67	0.00	0.00	N/A	12/01/30	--	34,190,000.00	34,190,000.00	08/01/26
9	310956012	OF	Durham	NC	Actual/360	3.357%	93,174.65	0.00	0.00	N/A	11/01/30	--	32,232,000.00	32,232,000.00	08/01/26
11	310955927	OF	Portland	OR	Actual/360	3.400%	81,977.78	0.00	0.00	N/A	11/11/30	--	28,000,000.00	28,000,000.00	08/11/26
12	323511044	MU	New York	NY	Actual/360	3.160%	69,388.33	0.00	0.00	N/A	03/06/30	--	25,500,000.00	25,500,000.00	08/06/26
13	1960578	MF	Brooklyn	NY	Actual/360	2.390%	44,426.25	52,930.15	0.00	N/A	11/01/30	--	21,586,517.24	21,533,587.09	08/01/26
14	2061336	MU	New York	NY	Actual/360	3.950%	58,844.03	0.00	0.00	N/A	12/01/30	--	17,300,000.00	17,300,000.00	08/01/26
15	453012411	OF	Houston	TX	Actual/360	3.914%	49,046.12	26,549.18	0.00	N/A	09/01/30	--	14,552,065.20	14,525,516.02	08/01/26
16	300802119	SS	Seattle	WA	Actual/360	3.250%	41,979.17	0.00	0.00	N/A	11/01/30	--	15,000,000.00	15,000,000.00	08/01/26
17	310955310	SS	Sacramento	CA	Actual/360	2.983%	32,493.98	0.00	0.00	N/A	10/11/30	--	12,650,000.00	12,650,000.00	08/11/26
18	300802052	RT	Glendale	AZ	Actual/360	3.250%	34,199.03	0.00	0.00	N/A	03/01/30	--	12,220,000.00	12,220,000.00	08/01/26
19	1960212	MU	Rialto	CA	Actual/360	3.615%	36,896.72	17,761.92	0.00	N/A	11/01/30	--	11,852,782.42	11,835,020.50	08/01/26
20	300802113	Various Various		Various	Actual/360	4.025%	41,591.67	0.00	0.00	N/A	10/01/30	--	12,000,000.00	12,000,000.00	08/01/26
21	2061383	MF	New York	NY	Actual/360	3.965%	40,288.81	0.00	0.00	N/A	12/01/30	--	11,800,000.00	11,800,000.00	08/01/26
22	310956736	LO	Solana Beach	CA	Actual/360	3.600%	31,076.98	21,207.23	0.00	N/A	03/11/30	--	10,024,832.24	10,003,625.01	08/11/26
23	300802093	LO	Columbus	OH	Actual/360	3.750%	31,133.37	19,809.35	0.00	N/A	04/01/30	--	9,641,301.15	9,621,491.80	08/01/26
24	2061682	RT	Carrollton	TX	Actual/360	3.550%	24,455.56	0.00	0.00	N/A	10/01/30	--	8,000,000.00	8,000,000.00	08/01/26
25	2061148	MU	Palo Alto	CA	Actual/360	2.900%	18,479.44	0.00	0.00	N/A	12/01/30	--	7,400,000.00	7,400,000.00	08/01/26
26	410954120	RT	New York	NY	Actual/360	3.015%	18,173.75	0.00	0.00	N/A	11/11/30	--	7,000,000.00	7,000,000.00	08/11/26
27	2062469	RT	Various	Various	Actual/360	4.065%	22,312.49	10,555.77	0.00	N/A	10/01/30	--	6,374,238.65	6,363,682.88	08/01/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	300802114	SS	Sandy	UT	Actual/360	4.312%	23,578.26	0.00	0.00	N/A	10/01/30	--	6,350,000.00	6,350,000.00	08/01/26
29	300802120	SS	Boulder	CO	Actual/360	3.820%	20,312.32	0.00	0.00	N/A	11/01/30	--	6,175,000.00	6,175,000.00	08/01/26
30	410955860	RT	Various	Various	Actual/360	3.629%	16,763.85	10,886.50	0.00	N/A	10/11/30	--	5,364,480.94	5,353,594.44	07/11/26
31	300802118	MH	Woodland Park	CO	Actual/360	4.278%	19,705.86	7,934.65	0.00	N/A	11/01/30	--	5,349,282.39	5,341,347.74	08/01/26
32	2062427	RT	Tumwater	WA	Actual/360	3.610%	16,366.84	0.00	0.00	N/A	10/01/30	--	5,265,000.00	5,265,000.00	06/01/26
33	300802128	SS	Arabi	LA	Actual/360	3.165%	12,264.38	0.00	0.00	N/A	12/01/30	--	4,500,000.00	4,500,000.00	08/01/26
34	2062425	MH	Various	TX	Actual/360	4.370%	15,568.79	6,885.78	0.00	N/A	11/01/30	--	4,137,274.24	4,130,388.46	08/01/26
35	324130035	MH	Saint Rose	LA	Actual/360	3.610%	13,283.24	7,201.10	0.00	N/A	11/01/30	--	4,273,047.91	4,265,846.81	08/01/26
36	2062624	RT	New London	CT	Actual/360	3.670%	13,620.80	0.00	0.00	N/A	11/01/30	--	4,310,000.00	4,310,000.00	08/01/26
37	2062540	MH	Arlington	TX	Actual/360	4.370%	13,665.94	6,044.18	0.00	N/A	11/01/30	--	3,631,607.55	3,625,563.37	08/01/26
38	2062363	RT	Deltona	FL	Actual/360	4.220%	12,900.31	0.00	0.00	N/A	10/01/30	--	3,550,000.00	3,550,000.00	08/01/26
40	310956035	MF	Provo	UT	Actual/360	3.416%	10,001.29	0.00	0.00	N/A	11/11/30	--	3,400,000.00	3,400,000.00	08/11/26
41	410956019	RT	Dallas	TX	Actual/360	3.154%	8,147.83	0.00	0.00	N/A	11/11/30	--	3,000,000.00	3,000,000.00	08/11/26
Totals							2,236,672.64	511,169.06	0.00				807,290,271.13	806,779,102.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,259,695.51	5,610,467.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,301,001.04	4,993,875.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,562,477.63	3,731,457.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	107,237,015.20	27,762,608.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,032,068.89	1,264,707.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	23,633,142.24	6,741,711.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,346,173.58	2,855,206.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,873,630.64	1,688,714.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,163,549.52	1,604,392.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,231,901.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	997,258.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,131,022.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,609,527.18	795,456.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,645,582.87	807,383.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,728,677.72	808,459.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	5,145,878.39	2,547,580.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	987,163.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,898,524.37	3,836,367.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,092,941.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,072,912.44	296,887.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	987,186.48	558,951.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	787,089.69	402,104.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	684,049.15	306,247.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	664,574.00	361,868.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	832,202.21	407,324.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	658,350.00	164,587.50	01/01/24	03/31/24	--	0.00	0.00	27,627.25	27,627.25	0.00	0.00
31	441,809.37	102,614.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	471,240.00	286,991.00	01/01/24	09/30/24	--	0.00	0.00	16,293.48	32,161.11	0.00	0.00
33	809,652.06	412,881.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	547,963.60	142,623.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	480,150.00	120,037.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	307,206.90	78,040.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	534,305.93	332,293.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	301,820.00	163,220.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	295,387,433.09	69,185,063.12				0.00	0.00	43,920.73	59,788.36	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	5,265,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,265,000.00	0	0.00	0	0.00	3.217487%	3.213697%	50
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.217463%	3.213671%	51
06/17/26	1	5,265,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	28,056,751.77	3.217442%	3.213649%	52
05/15/26	1	5,265,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216496%	3.212812%	53
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216474%	3.212790%	54
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216450%	3.212764%	55
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216435%	3.212748%	56
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216410%	3.212722%	57
12/17/25	1	5,442,432.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216385%	3.212696%	58
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216364%	3.212673%	59
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216330%	3.212639%	60
09/17/25	1	5,475,257.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.216300%	3.212607%	61
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	410955860	07/11/26	0	B	27,627.25	27,627.25	54,935.65	5,364,480.94	08/27/24	13
32	2062427	06/01/26	1	1	16,293.48	32,161.11	1,143.97	5,265,000.00	09/26/24	1
Totals					43,920.73	59,788.36	56,079.62	10,629,480.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		57,345,117	57,345,117		0	0
49 - 60 Months		664,433,985	659,168,985		5,265,000	0
> 60 Months		85,000,000	85,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	806,779,102	801,514,102	5,265,000	0	0	0
Jul-26	807,290,271	807,290,271	0	0	0	0
Jun-26	807,818,233	802,553,233	5,265,000	0	0	0
May-26	836,435,676	831,170,676	5,265,000	0	0	0
Apr-26	837,015,605	837,015,605	0	0	0	0
Mar-26	837,573,179	837,573,179	0	0	0	0
Feb-26	838,191,847	838,191,847	0	0	0	0
Jan-26	838,746,200	838,746,200	0	0	0	0
Dec-25	839,299,041	833,856,608	5,442,433	0	0	0
Nov-25	839,871,392	839,871,392	0	0	0	0
Oct-25	840,403,909	840,403,909	0	0	0	0
Sep-25	840,954,892	835,479,634	5,475,258	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	410955860	5,353,594.44	5,364,480.94	11,460,000.00	02/17/20	163,884.00	1.97560	03/31/24	10/11/30	289
32	2062427	5,265,000.00	5,265,000.00	8,275,000.00	08/07/20	285,368.75	1.97440	09/30/24	10/01/30	I/O
Totals		10,618,594.44	10,629,480.94	19,735,000.00		449,252.75

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	410955860	RT	Various	08/27/24	13

Receivership ("Keepership") efforts are currently being put in-place for the New Orleans property. Claims were submitted in 10/2025 with appropriate Louisiana courts. Borrower raised defenses on Lenders petition to appoint a Keeper. Lender filed a suppl ental petition for foreclosure and the court has granted the Lender's motion for leave to file the amended foreclosure petition. On 6/22/2026, the court issued the signed order, which has officially triggered service on the Borrower and commenced the Borr ower's answer period. As of 7/29/2026 the sherrif successfully served the order and amended petition.

32	2062427	RT	WA	09/26/24	1

The Loan transferred to special servicing on 9/26/2024 due to the Borrower's failure to comply with cash management. A draft modification agreement was circulated to the Borrower for review and execution; however, Borrower subsequently became non-respons ive to Special Servicer's attempts to finalize the agreement. The Borrower responded to Special Servicer in February 2026 and re-commenced working with Special Servicer and counsel to finalize the modification agreement. As of April 2026, Special Service r's counsel circulated a draft modification agreement to the Borrower that reflects certain changes requested by the Borrower. Borrower executed the agreement and funded amounts owed in July

2026. Special Servicer is working to return the Loan to the Mas ter Servicer.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36.11	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,000.00	0.00	0.00	0.00	0.00	0.00	36.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,036.11

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “E.U. Risk Retention” tab forthe BANK 2020-BNK29 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance with the RetentionCovenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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